Affiliated companies and variable interest entities (Summary of Financial Information for Affiliated Companies Accounted for by Equity Method) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥) Entity	Mar. 31, 2015 JPY (¥) Entity	Mar. 31, 2014 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 11,299,674	¥ 11,380,649
Noncurrent assets	10,961,889	11,890,150
Total assets	22,261,563	23,270,799
Current liabilities	7,414,894	7,330,762
Long-term liabilities and noncontrolling interests	5,509,745	5,965,242
Affiliated companies accounted for by the equity method shareholders' equity	9,336,924	9,974,795
Total liabilities and shareholders' equity	22,261,563	23,270,799
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	¥ 2,631,389	¥ 2,691,222	¥ 2,429,576
Number of affiliated companies accounted for by the equity method at end of period | Entity	54	54
Net revenues	¥ 31,037,029	¥ 30,163,457	28,289,687
Gross profit	3,852,899	3,614,946	3,385,048
Net income attributable to affiliated companies accounted for by the equity method	957,742	966,133	963,003
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥ 329,099	¥ 308,545	¥ 318,376